Property, equipment and leasehold improvement, net	12 Months Ended
Dec. 31, 2023
Property, equipment and leasehold improvement, net
Property, equipment and leasehold improvement, net

9.Property, equipment and leasehold improvement, net

The following is a summary of property, equipment and leasehold improvement, net:

	As of December 31,
	2022	2023
	(As adjusted)
	RMB	RMB
Leasehold improvement	94,336	97,509
Machinery and equipment	121,547	123,142
Land	—	8,376
Office building	—	8,328
Furniture and office equipment	7,289	6,746
Electronic equipment	2,149	1,809
Transportation equipment	871	1,349
Total property, equipment and leasehold improvement	226,192	247,259
Less: accumulated depreciation	(122,033)	(154,656)
Less: accumulated impairment	(16,288)	(15,245)
Property, equipment and leasehold improvement, net	87,871	77,358

Depreciation expenses were RMB40,865, RMB76,041 and RMB37,622 for the years ended December 31, 2021, 2022 and 2023, respectively. The Group recorded nil, RMB28,561 and RMB5,008 impairment losses for the years ended December 31, 2021, 2022 and 2023, respectively.